GOODWILL	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
5.
GOODWILL

There was no changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2025.

	For the years ended,
	2024	2025
	US$	US$
Balance at the beginning of year	2,492,668	2,492,668
Balance at the end of year	2,492,668	2,492,668

As of December 31, 2024 and 2025, there had not been any accumulated goodwill impairment provided.